Fees Summary	Nov. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,990,635,000.00
Previously Paid Amount	0.00
Total Fee Amount	827,306.70
Total Offset Amount	0.00
Net Fee	827,306.70
Narrative - Max Aggregate Offering Price	$ 5,990,635,000.00
Final Prospectus	true